Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash		$ 321,463	$ 11,470
Prepaid expenses		211,332	80
Total Current Assets		532,795	11,550
Trust account		77,225,243
Deferred offering costs			97,438
Total Assets		77,758,038	108,988
Current Liabilities
Accounts payable and accrued expenses		155,514
Accrued offering costs		75,000	23,438
Advances from related party		29,001	29,001
Due to Sponsor			35,000
Franchise tax payable		71,739
Total Current Liabilities		477,090	87,439
Deferred tax liability		294,743
Deferred underwriting fee payable		2,625,000
Total Liabilities		3,396,833	87,439
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 100,000,000 shares authorized; 7,500,000 shares issued and outstanding (at redemption value of $10.25) at December 31, 2023; none at December 31, 2022		76,858,761
Stockholders’ (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at December 31, 2023 and 2022
Additional paid in capital			24,712
Accumulated deficit		(2,497,814)	(3,451)
Total Stockholders’ (Deficit) Equity		(2,497,556)	21,549
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY		77,758,038	108,988
Class A Common Stock
Stockholders’ (Deficit) Equity
Common stock value		8
Class B Common Stock
Stockholders’ (Deficit) Equity
Common stock value	[1],[2]	250	288
Related Party
Current Liabilities
Related party payable – administrative fee		43,226
Promissory note – related party		$ 102,610

[1]	Balance at December 31, 2022 includes 375,000 shares of Class B common stock that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On October 1, 2023, the option expired unexercised, such that 375,000 shares of Class B common stock were forfeited by the Sponsor (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).